Post-employment benefits - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post-employment benefits [Line Items]
Percentage of unquoted assets		36.00%	32.00%
Actuarial assumption of mortality rates		0.10
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions		1%
Weighted average duration of defined benefit obligation		10 years	8 years
Employer contributions	€ 434
Current service cost, defined benefit plans	30
Interest expense (income), defined benefit plans	21
Wholly or partly funded defined benefit plans [member]
Post-employment benefits [Line Items]
Employer contributions	17
Unfunded defined-benefit plans [Member]
Post-employment benefits [Line Items]
Employer contributions	42
Defined contribution plans [Member]
Post-employment benefits [Line Items]
Employer contributions	375
Bottom of range [member]
Post-employment benefits [Line Items]
Increase in actuarial assumption of life expectancy after retirement		6 months
Top of range [member]
Post-employment benefits [Line Items]
Increase in actuarial assumption of life expectancy after retirement		1 year
Germany [Member]
Post-employment benefits [Line Items]
Actuarial assumption of mortality rates		0.93
Weighted average duration of defined benefit obligation		11 years
Employer contributions	8
Germany [Member] | Unfunded defined-benefit plans [Member]
Post-employment benefits [Line Items]
Employer contributions	20
Germany [Member] | Bottom of range [member]
Post-employment benefits [Line Items]
Age		60
Germany [Member] | Top of range [member]
Post-employment benefits [Line Items]
Age		85
United States of America [Member]
Post-employment benefits [Line Items]
Weighted average duration of defined benefit obligation		8 years
Employer contributions	0
United States of America [Member] | Unfunded defined-benefit plans [Member]
Post-employment benefits [Line Items]
Employer contributions	10
United States of America [Member] | Defined contribution plans [Member]
Post-employment benefits [Line Items]
Employer contributions	136
Other countries [Member]
Post-employment benefits [Line Items]
Weighted average duration of defined benefit obligation		10 years
Employer contributions	9
Other countries [Member] | Unfunded defined-benefit plans [Member]
Post-employment benefits [Line Items]
Employer contributions	12
Other countries [Member] | Defined contribution plans [Member]
Post-employment benefits [Line Items]
Employer contributions	65
Netherlands [Member] | Defined contribution plans [Member]
Post-employment benefits [Line Items]
Employer contributions	€ 174